Fees Summary	Apr. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,639,000
Previously Paid Amount	0.00
Total Fee Amount	1,016.43
Total Offset Amount	0.00
Net Fee	1,016.43
Narrative - Max Aggregate Offering Price	$ 6,639,000
Final Prospectus	true